RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ (4,310,963)	$ (9,286,324)
Operating limited partnership rents received in advance	(6,007)	27,748
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(3,180,283)	(1,085,849)
Other	14,775,748	5,372,512
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(16,299,042)	(20,689,989)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,231,944)	(6,562,753)
Impairment loss not recognized for tax purposes	7,116,275	9,932,388
Operating limited partnership impairment loss not recognized for tax purposes	0	3,255,938
Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,529,310)	(10,320,275)
Income (loss) for tax return purposes	(18,665,526)	(29,356,604)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	606,391	(132,037)
Operating limited partnership rents received in advance	0	(9,847)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(539,749)	(182,010)
Other	992,434	1,187,690
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(366,227)	(220,356)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(74,539)	(88,946)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(288,923)	(633,924)
Income (loss) for tax return purposes	329,387	(79,430)
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	3,069	(94,652)
Operating limited partnership rents received in advance	(17)	20,766
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(20,070)	(7,920)
Other	316,382	954,139
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(98,321)	(86,888)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(177,554)	(176,857)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(83,572)	(108,953)
Income (loss) for tax return purposes	(60,083)	499,635
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(98,478)	173,710
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(26,305)	(106,926)
Other	972,788	482,776
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(264,711)	(159,268)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(69,076)	(82,051)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(136,555)	(193,569)
Income (loss) for tax return purposes	377,663	114,672
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(125,463)	7,680
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	71,819	50,289
Other	197,451	(7,338)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(361,723)	(178,090)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(227,036)	(221,153)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(14,194)	(78,968)
Income (loss) for tax return purposes	(459,146)	(427,580)
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,625,695	1,665,868
Operating limited partnership rents received in advance	2,879	(995)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,468,363)	(199,408)
Other	1,989,051	1,435,560
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(241,279)	(428,611)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(30,246)	(79,286)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,636,274)	(1,789,948)
Income (loss) for tax return purposes	(758,537)	603,180
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(59,679)	3,048,059
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(914,217)
Other	593,391	1,257,686
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(43,041)	(130,543)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(138,555)	(93,726)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(386,563)	(4,074,777)
Income (loss) for tax return purposes	(34,447)	(907,518)
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,736,763	1,778,373
Operating limited partnership rents received in advance	(449)	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(499,347)	(2,061,461)
Other	3,879,632	(2,342,668)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(842,204)	(900,257)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(214,874)	(384,543)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,213,369)	(667,681)
Income (loss) for tax return purposes	846,152	(4,578,237)
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,385,674	416,424
Operating limited partnership rents received in advance	136	(26)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,559,279)	(571,566)
Other	1,619,880	(468,704)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(277,730)	(262,813)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(181,302)	(303,209)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,123,176)	(793,118)
Income (loss) for tax return purposes	864,203	(1,983,012)
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	992,304	145,521
Operating limited partnership rents received in advance	(50)	(203)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(870,954)	(83,328)
Other	863,713	(532,107)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(953,311)	(888,944)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(222,830)	(279,724)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(292,930)	(88,847)
Income (loss) for tax return purposes	(484,058)	(1,727,632)
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	68,179	(445,991)
Operating limited partnership rents received in advance	(3,627)	7,127
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	75,854	281,404
Other	(2,703,508)	34,138
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,065,191)	(1,439,168)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(294,360)	(362,360)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(308,456)	45,923
Income (loss) for tax return purposes	(4,231,109)	(1,878,927)
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(170,958)	(99,836)
Operating limited partnership rents received in advance	7,664	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	155,148	65,063
Other	80,092	548,253
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(621,294)	(680,994)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(176,205)	(174,505)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,236)	(94,152)
Income (loss) for tax return purposes	(747,789)	(436,171)
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	337,127	(173,701)
Operating limited partnership rents received in advance	0	(2,488)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	279,204	222,463
Other	(565,343)	445,811
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,155,732)	(2,070,330)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(444,727)	(472,089)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(597,142)	(47,842)
Income (loss) for tax return purposes	(2,146,613)	(2,098,176)
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(196,777)	(250,554)
Operating limited partnership rents received in advance	(2,419)	(112)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	270,411	181,115
Other	899,882	515,613
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,433,129)	(1,389,322)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(208,100)	(230,122)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(64,279)	(99,306)
Income (loss) for tax return purposes	(734,411)	(1,272,688)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(130,088)	(123,940)
Operating limited partnership rents received in advance	(466)	498
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	123,408	48,408
Other	78,067	52,777
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(566,103)	(615,022)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(140,906)	(149,574)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(28,128)	(29,581)
Income (loss) for tax return purposes	(664,216)	(816,434)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(37,107)	(241,582)
Operating limited partnership rents received in advance	(3,831)	3,672
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	256,596	274,896
Other	121,042	1,201,511
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,227,938)	(1,312,415)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(177,657)	(189,537)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(216,769)	(71,194)
Income (loss) for tax return purposes	(1,285,664)	(334,649)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(25,674)	(229,818)
Operating limited partnership rents received in advance	15,521	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	202,082	213,030
Other	135,633	(406,637)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(688,552)	(767,266)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(254,172)	(275,425)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(256,794)	(148,045)
Income (loss) for tax return purposes	(871,956)	(1,614,161)
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(121,517)	1,171,987
Operating limited partnership rents received in advance	0	1,032
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(867,520)	104,061
Other	4,218,381	483,466
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(489,323)	(478,049)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(158,926)	(147,886)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(104,445)	(918,088)
Income (loss) for tax return purposes	2,476,650	216,523
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(187,483)	(195,816)
Operating limited partnership rents received in advance	(18,883)	(512)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	104,864
Other	1,190,800	309,920
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,423,309)	(1,554,735)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,389)	(170,075)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(97,290)	(92,399)
Income (loss) for tax return purposes	(520,690)	(1,598,753)
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(103,034)	(143,068)
Operating limited partnership rents received in advance	(6,905)	3,332
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	164,400	64,400
Other	358,421	139,501
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(447,771)	(446,193)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(396,454)	(388,648)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(89,091)	(135,875)
Income (loss) for tax return purposes	(520,434)	(906,551)
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(135,596)	(254,218)
Operating limited partnership rents received in advance	(6,903)	2,031
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	136,800	86,800
Other	337,442	138,327
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(594,093)	(607,980)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(286,803)	(269,222)
Impairment loss not recognized for tax purposes	0	31,426
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(103,140)	(94,884)
Income (loss) for tax return purposes	(652,293)	(967,720)
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(207,935)	(506,558)
Operating limited partnership rents received in advance	2,625	1,336
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	200,016
Other	(20,535)	236,679
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(726,480)	(419,385)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(202,424)	(193,586)
Impairment loss not recognized for tax purposes	0	159,516
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(116,716)	(130,421)
Income (loss) for tax return purposes	(1,071,449)	(652,403)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(165,403)	(1,379,525)
Operating limited partnership rents received in advance	(702)	583
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	185,732	213,068
Other	175,191	167,716
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(621,885)	(333,869)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(294,646)	(244,603)
Impairment loss not recognized for tax purposes	0	686,802
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(230,907)	(21,986)
Income (loss) for tax return purposes	(952,620)	(911,814)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(578,220)	(1,816,283)
Operating limited partnership rents received in advance	(1,127)	880
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	198,700	99,240
Other	508,920	53,575
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(792,226)	(527,871)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(288,776)	(249,496)
Impairment loss not recognized for tax purposes	212,553	1,141,092
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(54,300)	(51,368)
Income (loss) for tax return purposes	(794,476)	(1,350,231)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(1,582,420)	(2,884,319)
Operating limited partnership rents received in advance	(908)	674
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	281,780
Other	65,862	(245,073)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(547,642)	(134,805)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(317,839)	(211,864)
Impairment loss not recognized for tax purposes	972,475	2,181,276
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,277)	(58,003)
Income (loss) for tax return purposes	(1,202,969)	(1,070,334)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(2,529,532)	(1,930,330)
Operating limited partnership rents received in advance	2,360	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	277,353	259,700
Other	(1,448,171)	(491,708)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(372,037)	(4,133,937)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(341,059)	(334,458)
Impairment loss not recognized for tax purposes	1,696,224	981,206
Operating limited partnership impairment loss not recognized for tax purposes	0	3,255,938
Difference due to fiscal year for book purposes and calendar year for tax purposes	183,685	256,128
Income (loss) for tax return purposes	(2,531,177)	(2,137,461)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(3,485,593)	(3,626,224)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	312,609	140,862
Other	(251,745)	352,267
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(57,205)	(522,878)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(243,079)	(349,757)
Impairment loss not recognized for tax purposes	2,293,749	2,475,746
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(29,551)	(120,732)
Income (loss) for tax return purposes	(1,460,815)	(1,650,716)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(3,125,208)	(3,165,494)
Operating limited partnership rents received in advance	9,095	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528	149,528
Other	170,595	(130,658)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,585)	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(480,410)	(440,051)
Impairment loss not recognized for tax purposes	1,941,274	2,275,324
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(118,918)	(78,665)
Income (loss) for tax return purposes	$ (1,374,629)	$ (1,390,016)